SECURITIES ACT FILE NO. 333-05173
                                               SECURITIES ACT FILE NO. 33-27247
                                               SECURITIES ACT FILE NO. 2-51739
                                               SECURITIES ACT FILE NO. 2-47232
                                               SECURITIES ACT FILE NO. 2-53038
                                               SECURITIES ACT FILE NO. 33-88334

                       ING VP VALUE OPPORTUNITY PORTFOLIO
                      ING VP INTERNATIONAL EQUITY PORTFOLIO
                              ING VP BOND PORTFOLIO
                          ING VP MONEY MARKET PORTFOLIO

                 SUPPLEMENT DATED OCTOBER 8, 2002 TO THE CLASS R
                           ING VARIABLE PRODUCT FUNDS
                          PROSPECTUS DATED MAY 1, 2002

     Effective October 1, 2002, the following language replaces the language contained in the "Management of the Portfolios - VP Value Opportunity Portfolio" section on page 36 of the prospectus:

     VP Value Opportunity Portfolio is managed by a team of Aeltus Investment Management, Inc. ("Aeltus"), equity investment specialists led by Donald E. Townswick, Portfolio Manager. Mr. Townswick has been managing VP Value Opportunity Portfolio since October 2002. Mr. Townswick also manages the VP Growth and Income Portfolio and co-manages small- and mid-cap portfolios and has served as a small- and mid-cap securities specialist for other Aeltus advised funds since 1994.

     Effective  October 1, 2002,  the following  language  replaces the language
contained  in  the  "Management  of  the  Portfolios--VP   International  Equity
Portfolio" section on page 36 of the prospectus:

     VP International Equity Portfolio is managed by a team of Aeltus equity investment specialists.

     Effective October 1, 2002, the following language replaces the language contained in the "Management of the Portfolios - VP Bond Portfolio" section on page 37 of the prospectus:

     James B. Kauffmann has primary responsibility for managing the VP Bond Portfolio. Mr. Kauffmann joined ING Group in 1996 and has over 14 years of investment experience. Prior to joining ING Group, he spent four years at Alfa Investments Inc., where he was the senior fixed income portfolio manager. Additionally, he has worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.

     Effective October 1, 2002, the following language replaces the language contained in the "Management of the Portfolios - VP Money Market Portfolio" section on page 37 of the prospectus:

     VP Money  Market  Portfolio  is  managed  by a team of Aeltus  fixed-income specialists led by Jennifer J. Thompson. Ms. Thompson has primary responsibility for managing the VP Money Market Portfolio. Ms. Thompson joined ING Group in 1998 and has over ten years of investment experience. Prior to joining ING Group, she spent one year working for Trusco Capital Management as a Fixed Income Portfolio Manager. Prior to joining Trusco, Ms. Thompson spent fie years at Fidelity Management & Research Company, where she worked as a Senior Investment Analyst in the Money Market Group.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                               SECURITIES ACT FILE NO. 333-05173
                                               SECURITIES ACT FILE NO. 33-27247
                                               SECURITIES ACT FILE NO. 2-51739
                                               SECURITIES ACT FILE NO. 2-47232
                                               SECURITIES ACT FILE NO. 2-53038
                                               SECURITIES ACT FILE NO. 33-88334

                       ING VP VALUE OPPORTUNITY PORTFOLIO
                      ING VP INTERNATIONAL EQUITY PORTFOLIO
                              ING VP BOND PORTFOLIO
                          ING VP MONEY MARKET PORTFOLIO

                 SUPPLEMENT DATED OCTOBER 8, 2002 TO THE CLASS S
                           ING VARIABLE PRODUCT FUNDS
                          PROSPECTUS DATED MAY 1, 2002

     Effective October 1, 2002, the following language replaces the language contained in the "Management of the Portfolios - VP Value Opportunity Portfolio" section on page 36 of the prospectus:

     VP Value Opportunity Portfolio is managed by a team of Aeltus Investment Management, Inc. ("Aeltus"), equity investment specialists led by Donald E. Townswick, Portfolio Manager. Mr. Townswick has been managing VP Value Opportunity Portfolio since October 2002. Mr. Townswick also manages the VP Growth and Income Portfolio and co-manages small- and mid-cap portfolios and has served as a small- and mid-cap securities specialist for other Aeltus advised funds since 1994.

     Effective  October 1, 2002,  the following  language  replaces the language
contained  in  the  "Management  of  the  Portfolios--VP   International  Equity
Portfolio" section on page 36 of the prospectus:

     VP International Equity Portfolio is managed by a team of Aeltus equity investment specialists.

     Effective October 1, 2002, the following language replaces the language contained in the "Management of the Portfolios - VP Bond Portfolio" section on page 37 of the prospectus:

     James B. Kauffmann has primary responsibility for managing the VP Bond Portfolio. Mr. Kauffmann joined ING Group in 1996 and has over 14 years of investment experience. Prior to joining ING Group, he spent four years at Alfa Investments Inc., where he was the senior fixed income portfolio manager. Additionally, he has worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.

     Effective October 1, 2002, the following language replaces the language contained in the "Management of the Portfolios - VP Money Market Portfolio" section on page 37 of the prospectus:

     VP Money  Market  Portfolio  is  managed  by a team of Aeltus  fixed-income specialists led by Jennifer J. Thompson. Ms. Thompson has primary responsibility for managing the VP Money Market Portfolio. Ms. Thompson joined ING Group in 1998 and has over ten years of investment experience. Prior to joining ING Group, she spent one year working for Trusco Capital Management as a Fixed Income Portfolio Manager. Prior to joining Trusco, Ms. Thompson spent fie years at Fidelity Management & Research Company, where she worked as a Senior Investment Analyst in the Money Market Group.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE